UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.8%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$495		2.286%	11/01/36	$525,479
1,074		2.405	10/01/36	1,146,314
618		2.662	01/01/38	660,683
2,269	Federal National Mortgage Association, Conventional Pool:	2.412	05/01/35	2,408,725
	Total Agency Adjustable Rate Mortgages (Cost $4,700,109)			4,741,201

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
5,931	Amal Ltd. (Cayman Islands)	3.465	08/21/21	6,272,337
3,428	Safina Ltd.	2.00	12/30/23	3,446,244
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $9,358,327)			9,718,581

	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
2,017	Washington Aircraft 1 Co., Ltd. (Cost $2,016,960)	2.637	09/15/26	2,064,455

	Agency Bond - Sovereign (U.S. Government Guaranteed) (1.7%)
9,500	Hashemite Kingdom of Jordan Government AID Bond (Cost $9,500,000)	2.503	10/30/20	9,894,896

	Agency Fixed Rate Mortgages (39.1%)
	Federal Home Loan Mortgage Corporation,
	Gold Pools:
5,445		3.50	08/01/42–01/01/44	5,691,372
2,765		4.00	12/01/41	2,947,148
1,735		5.00	01/01/40	1,926,202
1,896		5.50	11/01/39	2,107,541
190		6.50	03/01/29–09/01/32	218,166
504		7.50	05/01/35	606,473
329		8.00	08/01/32	411,383
340		8.50	08/01/31	439,669
	November TBA:
480	(a)	3.00	11/01/45	483,968
28,220	(a)	3.50	11/01/45	29,301,401
40,178	(a)	4.00	11/01/45	42,691,157
	Federal National Mortgage Association,
	Conventional Pools:
7,185		3.00	05/01/30–01/01/45	7,354,285
11,228		3.50	04/01/29–12/01/42	11,772,591
29,493		4.00	11/01/41–09/01/45	31,615,874
20,152		4.50	01/01/25–11/01/44	22,089,255
6,930		5.00	05/01/35–02/01/41	7,724,186
6,127		5.50	03/01/35–10/01/35	6,903,091
110		6.50	06/01/29–02/01/33	127,704
2		7.00	05/01/31	2,286
847		7.50	08/01/37	1,009,014
658		8.00	04/01/33	819,327
609		8.50	10/01/32	781,803
	November TBA:
3,358	(a)	4.50	11/01/45	3,637,501
	October TBA:
1,551	(a)	3.00	10/01/30	1,615,221
878	(a)	3.50	10/01/30	927,456
	Government National Mortgage Association,
	October TBA:
17,634	(a)	3.50	10/20/45	18,477,967

	Various Pools:
2,788		3.50		12/15/43	2,935,121
7,455		4.00		11/20/42–07/15/44	7,983,602
1,161		5.00		01/20/40	1,268,372
99		5.125		11/20/37	107,877
1,156		5.25		04/20/36–09/20/39	1,286,487
1,915		5.375		02/20/36–08/20/40	2,134,128
3,024		6.00		03/15/26–09/20/34	3,428,605
415		6.50		04/15/19	439,350
196		7.00		03/20/26–07/20/29	234,780
6,241		7.50		11/15/32	7,401,044
1,550		8.00		06/15/16–08/15/31	1,628,019
2,060		8.50		07/15/30	2,371,064
684		9.00		04/15/16–02/15/25	704,249
606		9.50		03/15/16–12/15/20	623,734
703		10.00		01/15/16–11/15/20	723,461
	Total Agency Fixed Rate Mortgages (Cost $231,033,171)				234,951,934

	Asset-Backed Securities (7.4%)
	American Homes 4 Rent
3,108	(b)	3.678		12/17/36	3,160,690
2,844	(b)	3.732		10/17/45	2,887,997
2,369	Colony American Homes (b)	1.40	(c)	05/17/31	2,345,603
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,770,610
	Invitation Homes Trust
3,415	(b)	1.40	(c)	12/17/30	3,385,044
4,274	(b)	1.507	(c)	08/17/32	4,225,171
2,156	(b)	1.557	(c)	06/17/32	2,138,408
	North Carolina State Education Assistance Authority
2,228		1.076	(c)	07/25/25	2,213,009
2,089		1.181	(c)	01/26/26	2,080,146
569	Panhandle-Plains Higher Education Authority, Inc.	1.276	(c)	07/01/24	570,156
2,927	SBA Small Business Investment Cos.	2.245		09/10/22	2,939,797
	United States Small Business Administration
3,295		2.42		06/01/32	3,334,257
7,842		2.67		04/01/32	8,096,488
	Total Asset-Backed Securities (Cost $43,706,161)				44,147,376

	Collateralized Mortgage Obligations - Agency Collateral Series (13.3%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,075,341
2,665		2.086		03/25/19	2,720,773
3,265		2.355		07/25/22	3,293,052
10,125		2.373		05/25/22	10,204,471
4,700		2.682		10/25/22	4,821,126
5,560		2.699		05/25/18	5,755,523
5,595		2.789		01/25/22	5,829,128
3,532		3.154		02/25/18	3,677,993
4,000		3.32	(c)	02/25/23	4,259,226
3,429		3.527	(c)	10/25/23	3,686,587
5,125		3.871		04/25/21	5,632,152
	IO
33,388		0.805	(c)	01/25/21	838,806
	IO REMIC
9,411		5.793	(c)	11/15/43	1,462,520
8,722		5.844	(c)	04/15/39	1,302,910
	Federal National Mortgage Association
4,516		2.171	(c)	09/25/19	4,614,169
1,720		3.763		06/25/21	1,875,102
	IO
13,797		6.196	(c)	09/25/20	2,743,160
	IO REMIC
25,571		3.50		02/25/39	3,076,956

15,948		6.356	(c)	08/25/41	2,795,460
	REMIC
452		9.206	(d)	10/25/41	464,798
	Government National Mortgage Association,
	IO
9,017		3.50		05/20/43	1,847,597
1,380		5.00		02/16/41	277,383
10,435		5.841	(c)	11/16/40	1,944,631
16,170		5.891	(c)	07/16/33	1,547,399
6,953		5.934	(c)	06/20/43	1,119,171
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $72,539,166)				79,865,434

	Commercial Mortgage-Backed Securities (3.2%)
1,853	BWAY Mortgage Trust (b)	2.809		03/10/33	1,884,233
	Citigroup Commercial Mortgage Trust
1,197	(b)	2.11		01/12/30	1,211,091
	IO
29,388		0.989	(c)	09/10/58	2,108,883
13,178		1.666	(c)	11/10/46	899,548
	COMM Mortgage Trust
2,432		3.282		01/10/46	2,499,856
	IO
12,424		1.58	(c)	08/10/46	793,939
32,889	Commercial Mortgage Pass-Through Certificate, IO	1.023	(c)	02/10/47	1,423,617
	GS Mortgage Securities Trust,
	IO
24,957		1.36	(c)	04/10/47	1,727,468
14,312		1.703	(c)	11/10/46	987,061
	JPMBB Commercial Mortgage Securities Trust,
	IO
34,888		1.226	(c)	01/15/47	1,994,211
10,690		1.744	(c)	11/15/45	691,187
	WF-RBS Commercial Mortgage Trust,
	IO
17,290		0.749	(c)	08/15/46	545,452
17,790		1.275	(c)	03/15/46	917,302
21,386		1.739	(c)	12/15/46	1,595,099
	Total Commercial Mortgage-Backed Securities (Cost $18,873,878)				19,278,947

	Mortgages - Other (1.1%)
779	FDIC Guaranteed Notes Trust (b)	0.747	(c)	02/25/48	779,415
1,550	Freddie Mac Structured Agency Credit Risk Debt Note	2.044	(c)	10/25/27	1,543,758
	Freddie Mac Whole Loan Securities Trust
1,684		3.50		05/25/45	1,709,762
664		4.00		05/25/45	685,591
1,711	New Residential Mortgage Loan Trust (b)	3.75	(c)	04/25/52	1,759,610
222	Wells Fargo Mortgage-Backed Securities Trust	2.62	(c)	10/25/33	223,755
	Total Mortgages - Other (Cost $6,703,673)				6,701,891

	Municipal Bonds (10.2%)
3,615	Bay Area Toll Authority	6.263		04/01/49	4,818,795
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,783,067
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,723,010
5,980	Los Angeles Unified School District	5.75		07/01/34	7,182,937
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,877,764
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,406,820
	Municipal Electric Authority of Georgia
1,760		6.637		04/01/57	2,068,968
3,085		6.655		04/01/57	3,624,073

1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,405,247
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,208,154
3,000	New York State Dormitory Authority	5.628	03/15/39	3,608,370
4,500	State Board of Administration Finance Corp., Series A	1.298	07/01/16	4,517,775
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,257,787
	State of Washington
2,440		5.09	08/01/33	2,804,951
1,580		5.481	08/01/39	1,930,792
3,800	University of California, CA	3.016	05/15/20	4,006,378
	Total Municipal Bonds (Cost $52,877,792)			61,224,888

	Sovereign (5.7%)
12,059	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	12,315,616
14,175	Israel Government AID Bond	5.50	09/18/23	17,414,625
4,575	Petroleos Mexicanos	2.46	12/15/25	4,653,132
	Total Sovereign (Cost $32,210,908)			34,383,373

	U.S. Agency Securities (5.5%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,259,667
6,960		4.30	12/15/21	7,802,536
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,622,889
8,085		7.125	05/01/30	11,643,718
	Total U.S. Agency Securities (Cost $29,632,501)			33,328,810

	U.S. Treasury Securities (8.1%)
5,978	U.S. Treasury Bond	3.00	05/15/42	6,135,489
41,700	U.S. Treasury Note (e)	1.50	05/31/19	42,263,867
	Total U.S. Treasury Securities (Cost $47,549,925)			48,399,356

	Short-Term Investments (19.9%)
	U.S. Treasury Securities (19.1%)
16,000	U.S. Treasury Bill (f)	0.046	10/22/15	15,999,580
98,600	U.S. Treasury Notes	0.375	01/31/16- 03/31/16	98,707,573
	Total U.S. Treasury Securities (Cost $114,693,314)			114,707,153

NUMBER OF SHARES (000)
	Investment Company (0.8%)
5,006	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $5,005,517)		5,005,517
	Total Short-Term Investments (Cost $119,698,831)		119,712,670

	Total Investments (Cost $680,401,402) (h)(i)	117.9%	708,413,812
	Liabilities in Excess of Other Assets	(17.9)	(107,404,932)
	Net Assets	100.0%	$601,008,880

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2015.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Rate shown is the yield to maturity at September 30, 2015.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $16,892 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $28,836,732 and the aggregate gross unrealized depreciation is $824,322 resulting in net unrealized appreciation of $28,012,410.

Futures Contracts Open at September 30, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
42	Long	U.S. Treasury 2 yr. Note, Dec-15	$9,199,312	$11,688
33	Long	U.S. Treasury Ultra Long Bond, Dec-15	5,293,406	63,336
12	Long	U.S. Treasury 5 yr. Note, Dec-15	1,446,188	656
8	Long	U.S. Treasury Long Bond, Dec-15	1,258,750	19,562
29	Short	U.S. Treasury 10 yr. Note, Dec-15	(3,733,297)	(58,906)
		Net Unrealized Appreciation		$36,336

Interest Rate Swap Agreements Open at September 30, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$25,000	3 Month LIBOR	Receive	1.73%	03/09/20	$(492,524)
Morgan Stanley & Co., LLC*	10,800	3 Month LIBOR	Receive	2.49	06/09/25	(563,596)
		Total Unrealized Depreciation				$(1,056,120)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Morgan Stanley U.S. Government Securities Trust

Summary of Investments • September 30, 2015 (unaudited)

PORTFOLIO COMPOSITION+ as of 09/30/15	Percentage of Total Investments
Agency Fixed Rate Mortgages	33.2%
Short-Term Investments	16.9
Collateralized Mortgage Obligations - Agency Collateral Series	11.3
Municipal Bonds	8.6
U.S. Treasury Securities	6.8
Asset-Backed Securities	6.2
Sovereign	4.9
U.S. Agency Securities	4.7
Commercial Mortgage-Backed Securities	2.7
Agency Bond - Sovereign (U.S. Government Guaranteed)	1.4
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	1.4
Mortgages - Other	0.9
Agency Adjustable Rate Mortgages	0.7
Agency Bond - Finance (U.S. Government Guaranteed)	0.3
100.0%

+          Does not include open long/short futures contracts with an underlying face amount of $20,930,953 with net unrealized appreciation of $36,336. Does not include open swap agreements with total unrealized depreciation of $1,056,120.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,741,201	$—	$4,741,201
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	9,718,581	—	9,718,581
Agency Bond - Finance (U.S. Government Guaranteed)	—	2,064,455	—	2,064,455
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	9,894,896	—	9,894,896
Agency Fixed Rate Mortgages	—	234,951,934	—	234,951,934
Asset-Backed Securities	—	44,147,376	—	44,147,376
Collateralized Mortgage Obligations - Agency Collateral Series	—	79,865,434	—	79,865,434
Commercial Mortgage-Backed Securities	—	19,278,947	—	19,278,947
Mortgages - Other	—	6,701,891	—	6,701,891
Municipal Bonds	—	61,224,888	—	61,224,888
Sovereign	—	34,383,373	—	34,383,373
U.S. Agency Securities	—	33,328,810	—	33,328,810
U.S. Treasury Securities	—	48,399,356	—	48,399,356
Total Fixed Income Securities	—	588,701,142	—	588,701,142
Short-Term Investments
U.S. Treasury Securities	—	114,707,153	—	114,707,153
Investment Company	5,005,517	—	—	5,005,517
Total Short-Term Investments	5,005,517	114,707,153	—	119,712,670
Futures Contracts	95,242	—	—	95,242
Total Assets	5,100,759	703,408,295	—	708,509,054
Liabilities:
Futures Contract	(58,906)	—	—	(58,906)
Interest Rate Swap Agreements	—	(1,056,120)	—	(1,056,120)
Total Liabilities	(58,906)	(1,056,120)	—	(1,115,026)
Total	$5,041,853	$702,352,175	$—	$707,394,028

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015